Financial instruments-Risk management and fair value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 2,470,609	$ 2,231,232
Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	481,353	606,669
Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,224,170	1,083,543
More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,106,545	796,712
Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,980,441	1,670,807
Loans and borrowings | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	235,397	302,202
Loans and borrowings | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	972,624	835,630
Loans and borrowings | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,066,654	734,947
Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	324,515	329,697
Lease liability | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	80,303	73,739
Lease liability | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	251,546	247,913
Lease liability | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	39,891	61,765
Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	164,320	229,104
Account payable | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	164,320	229,104
Account payable | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,333	1,624
Account payable to related parties | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,333	1,624
Account payable to related parties | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Contractual cash flow
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	2,812,068	2,486,924
Contractual cash flow | Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	2,274,675	1,872,779
Contractual cash flow | Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	371,740	383,417
Contractual cash flow | Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	164,320	229,104
Contractual cash flow | Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,333	$ 1,624